Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Parent Company Balance Sheets - Parent Company [Member] - USD ($)		Dec. 31, 2023	Dec. 31, 2022
ASSETS:
Cash and cash equivalents		$ 7,676,349	$ 23,091,162
Due from intercompany and others		10,805,488	11,005,498
TOTAL CURRENT ASSETS		18,481,837	34,096,660
Other non-current assets
Investment in subsidiaries, VIE, and VIEs’ subsidiaries		180,681,532	159,855,586
TOTAL ASSETS		199,163,369	193,952,246
CURRENT LIABILITIES
Accrued expenses and other liabilities		364,498	8,320,441
TOTAL CURRENT LIABILITIES		364,498	8,320,441
Commitments and contingencies
Shareholders’ equity*
Treasury shares, at cost	[1]	(261,592)	(355,844)
Additional paid-in capital	[1]	130,535,082	130,503,387
Retained earnings	[1]	68,395,637	53,214,304
Statutory reserve	[1]	11,564,250	9,167,845
Accumulated other comprehensive loss	[1]	(11,474,682)	(6,937,950)
Total shareholders’ equity	[1]	198,798,871	185,631,805
Total liabilities and shareholders’ equity	[1]	199,163,369	193,952,246
Class A Common Stock [Member]
Shareholders’ equity*
Common stock, value	[1]	40,176	40,063
Class B Common Stock [Member]
Shareholders’ equity*
Common stock, value	[1]

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.